Intangible Assets (Details 1) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Other Intangible Assets [Member]
Business Combination Segment Allocation [Line Items]
Intangibles acquired from Moleculin, LLC	$ 11,128,790	$ 0